Share Capital and Reserves (Details) - Schedule of Composition of Share Capital - shares	Jun. 30, 2023	Dec. 31, 2022
Schedule of Composition of Share Capital [Abstract]
Authorized, Ordinary shares, par value NIS 0.01 each	100,000,000	100,000,000
Issued and outstanding, Ordinary shares, par value NIS 0.01 each	28,321,656	27,780,896